Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Leases
NOTE 6 - LEASES
In October 2021, the Company executed a
12-year
lease for office space in Calgary, Alberta. Basic rent and estimated common area expense payments commence in December 2022. Effective January 2022, the Company recognized a right-of-use
asset associated with this office space of $6,322,509
and a related lease liability of $6,221,749
.
In September 2022, the Company undertook a review of its office space requirements and determined that it no longer had a business need for certain leased office space in Calgary and Edmonton, Alberta. As part of the review, the Company determined that an indicator of impairment existed with respect to the associated right-of-use
assets. The Company determined that the amount expected to be received through sublease of the propert ies
 represented the best estimate of the recoverable amount of the assets. For the Calgary and Edmonton leases, the recoverable amount was estimated to be $4,178,473 and $nil
respectively, which resulted in an impairment charge of $2,127,742 being recognized in as an impairment of right-of-use assets for the period ended September 30, 2
022. The fair value less costs of disposal (“FVLCD”) used as the recoverable amount was based on expected sub-lease
proceeds of $7,476,902
, and is classified as a Level 3 fair value measurement. The present value of these cash flows was determined using a discount rate of 8
%.
The carrying value of all
right-of-use
assets at September 30, 2022 was

$4,741,194

(December 31,

2021 - $916,028
). Total lease liabilities were $7,483,564
at September 30, 2022 (December 31, 2021 - $1,045,472
). The change in undiscounted contractual cash flows associated with new premise leases are described in Note 16(c).

NOTE 8 - LEASES

The Company leases buildings for its office space, vehicles and other office equipment. The length of a lease depends on the location of the office, with leases generally ranging from three to five years with an option to renew the lease after that date. The majority of office leases require the payment of variable rent for operating costs and taxes which are not based on an index or rate and are recognized as rent expense. Lease payments for short-term leases and low-value assets are recognized as rent expense on a straight-line basis over the lease term. The maturity analysis of the undiscounted cash flows for lease liabilities is included in Note 26(a).
a) Right-of-use assets
The following table presents the change in carrying amount of the Company’s right-of-use assets:

	Office	Equipment and Vehicles	Total

Balance at January 1, 2019	$285,086	$–	$285,086

Acquired right-of-use assets (Note 17)	4,207,837	95,378	4,303,215

Additions to right-of-use assets	–	183,617	183,617

Depreciation charge for the year	(433,617)	(48,360)	(481,977)

Impairment charge for the year	(78,764)	–	(78,764)

Effect of movement in exchange rates	(4,369)	–	(4,369)

Balance at January 1, 2020	$3,976,173	$230,635	$4,206,808

Acquired right-of-use assets (Note 17)	509,290	–	509,290

Additions to right-of-use assets	84,413	6,158	90,571

Depreciation charge for the year	(780,767)	(145,661)	(926,429)

Impact of lease modification	(221,590)	–	(221,590)

Effect of movement in exchange rates	2,648	(582)	2,067

Balance at December 31, 2020	$3,570,167	$90,550	$3,660,717

Depreciation charge for the year	(748,058)	(80,198)	(828,256)

Impact of lease modification	(1,924,504)	–	(1,924,504)

Effect of movement in exchange rates	8,122	(51)	8,071

Balance at December 31, 2021	$905,727	$10,301	$916,028
b) Amounts recognized in consolidated statements of loss and comprehensive loss

	Year ended December 31,
	2021	2020	2019

Accretion of lease liabilities included in finance costs	$137,272	$350,792	$168,571

Depreciation of right-of-use assets 1	828,256	926,429	481,977

Expense related to variable lease payments 2	825,212	824,062	–

Expense related to short-term leases 2	4,550	–	–

	$1,795,290	$2,101,283	$650,548

1	Included in depreciation and amortization expense.

2	Included in rent expense within general and administrative expense.

c) Amounts recognized in consolidated statements of cash flows

	Year ended December 31,

	2021	2020	2019

Total cash outflows included in operating activities	$137,272	$350,792	$168,571

Total cash outflows included in financing activities	$1,095,327	$814,072	$422,783